Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Remeasurement losses of future policy benefit reserves	$ (1,959)	$ (1,907)